INTANGIBLE ASSETS - Impairment (Details) - AUD ($)		12 Months Ended
	Dec. 31, 2016	Jun. 30, 2018	Jun. 30, 2017
INTANGIBLE ASSETS
Remaining useful life		4 years
Pre-tax discount rate (as a percent)		14.50%
Estimated growth rate (as a percent)		2.00%
Non-cash impairment expense	$ 544,694		$ 544,694
Amortisation expense		$ 0	$ 63,783